Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.02	$ 0.02
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	10,323,268	10,323,268
Common stock, shares outstanding	10,323,268	10,323,268